Expense Example (Total Stock Market Index Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Total Stock Market Index Trust
Expense Example:
Year 1	$ 58
Year 3	183
Year 5	318
Year 10	714
Series II, Total Stock Market Index Trust
Expense Example:
Year 1	79
Year 3	246
Year 5	428
Year 10	954
Series NAV, Total Stock Market Index Trust
Expense Example:
Year 1	53
Year 3	167
Year 5	291
Year 10	$ 653